Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Changes in Fair Value of Level 3 Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2019	$1,094,607
Issuance of derivative liabilities	4,208,949
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(1,922,802)
Change in fair value of derivative liabilities	203,313
Reclassification of derivative liabilities to equity	(2,637,996)
Ending balance as of June 30, 2019	$946,071

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2017	$-
Issuance of derivative liabilities	332,131
Reclassification of derivative liabilities to equity	(9,019)
Change in fair value of derivative liabilities	(107,039)
Ending balance as of December 31, 2017	$216,073
Issuance of derivative liabilities	3,875,231
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(3,120,833)
Change in fair value of derivative liabilities	229,323
Reclassification of derivative liabilities to equity	(105,187)
Ending balance as of December 31, 2018	$1,094,607

Summary of Derivative Liabilities Fair Value Assumption

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the three and six months ended June 30, 2019 and 2018, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Risk free interest rate	1.71% - 2.42%	2.24% - 2.73%	1.71% - 2.62%	1.22% - 2.56%
Expected term (years)	0.02 - 5.00	0.26 - 4.41	0.02 - 5.00	0.26 - 4.91
Expected volatility	98% - 139%	100% - 164%	98% - 156%	100% - 164%
Expected dividends	0.00%	0.00%	0.00%	0.00%

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the years ended December 31, 2018 and 2017, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	1.22% - 2.94%	1.22% - 2.07%
Expected term (years)	0.01 - 5.00	0.00 - 5.00
Expected volatility	100% - 208%	123% - 130%
Expected dividends	0.00%	0.00%